Plan Description - Vesting Schedule of Employer Contribution (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Hire date prior to January 1, 2018, immediately
EBP, Description of Plan [Line Items]
Vesting Percentage	100.00%
Hire date January 1, 2018 or after, less than two years of service
EBP, Description of Plan [Line Items]
Vesting Percentage	0.00%
Employer contribution, requisite service period	2 years
Hire date January 1, 2018 or after, two years or more of service
EBP, Description of Plan [Line Items]
Vesting Percentage	100.00%
Employer contribution, requisite service period	2 years